SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended
	Aug. 01, 2011	May 31, 2009	Jun. 30, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction		2 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years		10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years		20.00%
Extended warranty of solar modules and products for defects in materials and workmanship	10 years		6 years
Period for which the entity guarantees for maintaining the performance levels	25 years
Warranty accrual rate for sales of solar modules as a percentage of revenue				1.00%
Term of insurance policy over which the insurance premium will be amortized				1 year
Unamortized carrying amount of insurance premium				$ 1,082,500	$ 3,061,879	$ 14,719,807
Term of warranty obligation over which the assets is expected to be realized				25 years
Insurance receivable				27,942,735
Downward adjustment of warranty cost				31,413,301
Downward adjustment of other non-current assets				17,691,653
Warranty costs (net effect of adjustment) included in cost of revenues				(16,464,540)	12,516,349	18,347,272
Foreign currency risk
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent				$ 497,510,242	$ 491,288,121	$ 363,647,327
Maximum
Warranty cost
Guarantee of solar modules for defects in materials and engineering design, installation and construction				5 years
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity		10 years
Warranty period of solar modules and products against decline of more than 20% of initial power generation capacity		25 years
First year of guaranteed performance period | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output				97.00%
Year 2 to year 24 of guaranteed performance period | Maximum
Warranty cost
Percentage of decline in actual annual power output of module				0.70%
Year 25 of guaranteed performance period | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output				80.00%